Shares | NORTHERN INSTITUTIONAL U.S. GOVERNMENT SELECT PORTFOLIO
U.S. GOVERNMENT SELECT PORTFOLIO—SHARES
INVESTMENT OBJECTIVE
The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Shares NORTHERN INSTITUTIONAL U.S. GOVERNMENT SELECT PORTFOLIO Shares USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as<br/>a percentage of the value of your investment)
Annual Fund Operating Expenses	Shares NORTHERN INSTITUTIONAL U.S. GOVERNMENT SELECT PORTFOLIO Shares
Management Fees	0.18%
Other Expenses	0.03%
Transfer Agent Fees	0.02%
Service Fees	none
Other Operating Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.21%
Expense Reimbursement	(0.01%)	[1]
Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.20%
[1]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. This contractual limitation may not be terminated before April 1, 2020 without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Shares | NORTHERN INSTITUTIONAL U.S. GOVERNMENT SELECT PORTFOLIO | Shares | USD ($)	20	67	117	267

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities. Subject to the foregoing 99.5% investment strategy requirement, under normal circumstances, the Portfolio will seek to acquire only those U.S. government securities paying interest that generally is exempt from state income taxation. The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities.

The Portfolio operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a-7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee and/or a redemption gate on Portfolio redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.
PRINCIPAL RISKS
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal and interest payments or other financial obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to Portfolio assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Portfolio’s yield may not increase proportionately, and the maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. A low or declining interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

LARGE SHAREHOLDER TRANSACTIONS RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions , which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to a smaller asset base. Large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing or otherwise maintains a larger cash position than it ordinarily would.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Portfolio, or its yield, to decline. The market value of the securities in which the Portfolio invests may go up or down in response to the prospects of particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impede their value.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.
PORTFOLIO PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Shares from year to year.

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at northerntrust.com/institutional or by calling 800-637-1380.
CALENDAR YEAR TOTAL RETURN (SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 0.52% in the fourth quarter of 2018, and the lowest quarterly return was 0.00% in the third quarter of 2015.
AVERAGE ANNUAL TOTAL RETURNS<br/>(For the periods ended December 31, 2018)
Average Annual Total Returns	Inception Date	1-Year	5-Year	10-Year	Since Inception
Shares | NORTHERN INSTITUTIONAL U.S. GOVERNMENT SELECT PORTFOLIO | Shares	Nov. 07, 1990	1.68%	0.53%	0.28%	2.69%

The 7-day yield for Shares of the Portfolio as of December 31, 2018: 2.25%. For the current 7-day yield call 800-637-1380 or visit northerntrust.com/institutional.